Shareholder Fees {- Fidelity Sustainable High Yield ETF}	Feb. 09, 2022 USD ($)
NF_08.31 Fidelity Sustainable High Yield ETF Pro-01 | Fidelity Sustainable High Yield ETF
Shareholder Fees:
(fees paid directly from your investment)	none